Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund
LARGECAP FUND

THOMPSON IM FUNDS, INC.

LARGECAP FUND

Supplement Dated January 23, 2018 to Prospectus Dated March 31, 2017

Change in Expense Reimbursement for the LargeCap Fund and MidCap Fund

Thompson Investment Management, Inc., investment advisor to the Funds, has contractually agreed to increase the amount of expenses it will reimburse the LargeCap Fund and MidCap Fund. Effective December 1, 2017, the Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund and MidCap Fund through March 31, 2019, so that the annual operating expenses of the LargeCap Fund do not exceed 1.05% of its average daily net assets and the annual operating expenses of the MidCap Fund do not exceed 1.15% of its average daily net assets. The previous expense limitations were 1.10% for the LargeCap Fund and 1.20% for the MidCap Fund.

As a result of these changes:

The following table and related text on Page 3 of the Prospectus relating to the LargeCap Fund are deleted and replaced in their entirety by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thompson LargeCap Fund
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers and/or Expense Reimbursements	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2019, so that the annual operating expenses of the Fund do not exceed 1.05% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Thompson LargeCap Fund | USD ($)	107	377	667	1,494